United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23730
(Investment Company Act File Number)

Federated Hermes ETF Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-06-30

Date of Reporting Period: Six months ended 2025-12-31

Item 1.	Reports to Stockholders

Federated Hermes Total Return Bond ETF

NYSE Arca | FTRB

Semi-Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes ETF Trust

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Total Return Bond ETF	$19	0.37%

Key Fund Statistics

  Net Assets$355,560,475
  Number of Investments438
  Portfolio Turnover21%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Cash Equivalents	1.6%
Collateralized Mortgage Obligations	2.1%
Asset-Backed Securities	2.6%
High Yield Bond Core Fund	3.1%
Emerging Markets Core Fund	3.1%
Project and Trade Finance Core Fund	5.5%
Exchange-Traded Funds	10.6%
Mortgage-Backed Securities	15.5%
Corporate Bonds	24.1%
U.S. Treasuries	31.9%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond ETF

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423L404

Q456265-A (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
December 31, 2025

NYSE Arca | FTRB

Federated Hermes Total Return Bond ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2025 (unaudited)
Principal Amount, Shares or Contracts			Value
		U.S. TREASURIES—31.9%
		U.S. Treasury Bonds—5.4%
$ 300,000		United States Treasury Bond, 4.625%, 2/15/2055	$ 289,579
5,000,000		United States Treasury Bond, 4.625%, 11/15/2045	4,891,406
14,000,000		United States Treasury Bond, 4.750%, 5/15/2055	13,786,412
		TOTAL	18,967,397
		U.S. Treasury Inflation-Protected Notes—3.5%
10,065,300		U.S. Treasury Inflation-Protected Notes, 1.125%, 10/15/2030	9,914,974
2,579,150		U.S. Treasury Inflation-Protected Notes, 2.125%, 1/15/2035	2,625,741
		TOTAL	12,540,715
		U.S. Treasury Notes—23.0%
300		United States Treasury Note, 0.750%, 8/31/2026	295
400		United States Treasury Note, 0.875%, 9/30/2026	392
117,800		United States Treasury Note, 1.250%, 11/30/2026	115,375
95,500		United States Treasury Note, 1.250%, 12/31/2026	93,374
1,250,000		United States Treasury Note, 3.375%, 9/15/2027	1,247,685
200,000		United States Treasury Note, 3.500%, 10/31/2027	200,049
2,500,000		United States Treasury Note, 3.500%, 10/15/2028	2,497,575
900,000		United States Treasury Note, 3.500%, 9/30/2029	895,922
200,000		United States Treasury Note, 3.750%, 4/15/2028	201,041
13,990,000	[1]	United States Treasury Note, 3.750%, 5/15/2028	14,066,296
2,000,000		United States Treasury Note, 3.750%, 10/31/2032	1,978,750
2,800,000		United States Treasury Note, 3.875%, 6/30/2030	2,821,000
225,000		United States Treasury Note, 3.875%, 9/30/2032	224,402
666,000		United States Treasury Note, 4.000%, 2/29/2028	672,868
1,575,000		United States Treasury Note, 4.000%, 2/28/2030	1,595,039
4,850,000		United States Treasury Note, 4.000%, 3/31/2030	4,912,300
5,000,000		United States Treasury Note, 4.000%, 5/31/2030	5,064,063
5,900,000		United States Treasury Note, 4.000%, 4/30/2032	5,940,584
425,000		United States Treasury Note, 4.000%, 6/30/2032	427,656
4,500,000		United States Treasury Note, 4.000%, 11/15/2035	4,438,125
500,000		United States Treasury Note, 4.125%, 10/31/2026	502,148
1,252,000		United States Treasury Note, 4.125%, 2/15/2027	1,260,070
200,000		United States Treasury Note, 4.125%, 2/28/2027	201,347
1,400,000		United States Treasury Note, 4.125%, 11/15/2027	1,416,026
1,350,000		United States Treasury Note, 4.125%, 10/31/2029	1,373,098
2,800,000		United States Treasury Note, 4.125%, 3/31/2032	2,839,498
1,975,000		United States Treasury Note, 4.250%, 12/31/2026	1,988,916
1,000,000		United States Treasury Note, 4.250%, 1/15/2028	1,014,754
350,000		United States Treasury Note, 4.250%, 2/15/2028	355,366
596,000		United States Treasury Note, 4.250%, 6/30/2029	608,619
450,000		United States Treasury Note, 4.250%, 1/31/2030	459,984
400		United States Treasury Note, 4.250%, 6/30/2031	409
8,150,000		United States Treasury Note, 4.250%, 11/15/2034	8,240,415
600,000		United States Treasury Note, 4.250%, 8/15/2035	604,688
5,825,000		United States Treasury Note, 4.375%, 12/31/2029	5,981,092
3,000		United States Treasury Note, 4.500%, 3/31/2026	3,006
1,950,000		United States Treasury Note, 4.500%, 4/15/2027	1,973,842
3,700,000		United States Treasury Note, 4.500%, 12/31/2031	3,830,078
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Notes—continued
$ 4,300	United States Treasury Note, 4.625%, 2/28/2026	$ 4,305
550,000	United States Treasury Note, 4.625%, 6/15/2027	558,725
900,000	United States Treasury Note, 4.625%, 4/30/2029	929,108
300,000	United States Treasury Note, 4.625%, 2/15/2035	311,578
	TOTAL	81,849,863
	TOTAL U.S. TREASURIES (IDENTIFIED COST $111,917,884)	113,357,975
	CORPORATE BONDS—24.1%
	Basic Industry - Chemicals—0.0%
14,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	14,029
	Basic Industry - Metals & Mining—0.3%
480,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.625%, 4/1/2030	501,235
291,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	300,035
173,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	116,424
150,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.634%, 4/4/2034	156,719
100,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	112,830
	TOTAL	1,187,243
	Basic Industry - Paper—0.1%
200,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	206,270
	Capital Goods - Aerospace & Defense—1.2%
225,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	223,013
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	133,507
300,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 5.300%, 3/26/2034	310,664
35,000	Boeing Co., Sr. Unsecd. Note, 2.800%, 3/1/2027	34,467
658,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	623,402
110,000	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	108,782
290,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	300,405
165,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	163,093
100,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	97,698
266,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	265,671
1,000,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.150%, 8/15/2028	1,006,368
410,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	415,700
177,000	Northrop Grumman Corp., Sr. Deb., 7.750%, 2/15/2031	203,982
351,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	362,513
100,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	90,629
	TOTAL	4,339,894
	Capital Goods - Building Materials—0.1%
139,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	137,751
235,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	252,080
	TOTAL	389,831
	Capital Goods - Construction Machinery—0.3%
487,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	502,469
24,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	24,164
110,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.200%, 7/15/2027	110,800
341,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	336,166
	TOTAL	973,599
	Capital Goods - Diversified Manufacturing—0.2%
250,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2032	255,036
240,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	243,358
168,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	154,455
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 117,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	$ 122,858
	TOTAL	775,707
	Communications - Cable & Satellite—0.4%
398,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	410,758
280,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	187,197
688,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	688,267
22,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	22,475
	TOTAL	1,308,697
	Communications - Media & Entertainment—0.5%
125,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	128,431
500,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.400%, 8/15/2054	465,158
257,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	238,392
412,000	Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	394,350
301,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	307,445
142,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	128,829
15,000	Omnicom Group, Inc., Sr. Unsecd. Note, 144A, 5.375%, 6/15/2033	15,213
194,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	144,097
	TOTAL	1,821,915
	Communications - Telecom Wireless—0.5%
228,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	209,351
275,000	American Tower Corp., Sr. Unsecd. Note, 4.050%, 3/15/2032	267,671
357,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	235,954
160,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	159,971
761,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	748,348
360,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	281,732
	TOTAL	1,903,027
	Communications - Telecom Wirelines—0.4%
301,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	299,478
284,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	260,823
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	203,791
203,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	194,900
369,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	353,371
133,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	104,141
	TOTAL	1,416,504
	Consumer Cyclical - Automotive—0.6%
125,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	126,695
130,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.125%, 7/7/2028	133,391
347,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	330,015
398,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	398,897
181,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	190,377
500,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.150%, 3/27/2030	512,219
305,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	312,434
	TOTAL	2,004,028
	Consumer Cyclical - Gaming—0.0%
121,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	120,845
	Consumer Cyclical - Retailers—0.3%
250,500	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	229,953
324,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	324,691
236,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.600%, 4/20/2030	213,766
186,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	175,872
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 127,500	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	$ 123,372
84,500	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	87,382
25,000	WalMart, Inc., Sr. Unsecd. Note, 3.700%, 6/26/2028	25,048
	TOTAL	1,180,084
	Consumer Cyclical - Services—0.3%
405,000	Amazon.com, Inc., Sr. Unsecd. Note, 1.500%, 6/3/2030	365,011
95,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	94,228
157,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	156,661
300,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.800%, 9/15/2035	298,416
	TOTAL	914,316
	Consumer Non-Cyclical - Food/Beverage—0.7%
200,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	207,532
190,000	Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	178,929
310,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	293,472
163,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	165,320
220,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	218,925
200,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	189,984
13,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	10,740
265,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	272,375
55,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	54,787
296,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	282,523
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	184,016
160,000	Sysco Corp., Sr. Unsecd. Note, 3.150%, 12/14/2051	106,647
125,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	128,052
193,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	203,478
	TOTAL	2,496,780
	Consumer Non-Cyclical - Health Care—0.6%
290,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	269,624
110,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	97,446
293,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 1/30/2031	302,768
207,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	213,123
45,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	45,997
276,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	291,874
305,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	302,763
85,000	HCA, Inc., 5.250%, 6/15/2026	85,066
134,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	128,862
124,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	127,048
114,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	112,620
82,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	81,521
	TOTAL	2,058,712
	Consumer Non-Cyclical - Pharmaceuticals—0.9%
266,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	265,991
30,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	28,247
112,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	111,128
492,500	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	484,855
190,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	177,198
376,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	389,221
205,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	203,388
126,500	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	116,207
127,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	124,723
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 206,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	$ 187,007
225,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	183,838
195,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.600%, 9/1/2035	192,718
64,000	Johnson & Johnson, Sr. Unsecd. Note, 3.500%, 1/15/2048	49,229
87,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	88,153
227,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	229,407
382,000	Pfizer, Inc., Sr. Unsecd. Note, 2.625%, 4/1/2030	360,443
225,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	149,040
	TOTAL	3,340,793
	Consumer Non-Cyclical - Products—0.1%
245,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	250,000
131,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	133,836
	TOTAL	383,836
	Consumer Non-Cyclical - Supermarkets—0.1%
260,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	261,436
	Consumer Non-Cyclical - Tobacco—0.3%
315,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	334,191
116,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	115,360
156,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	142,898
413,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	340,359
100,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2034	100,800
118,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	116,093
	TOTAL	1,149,701
	Energy - Independent—0.2%
50,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	51,397
30,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.200%, 4/18/2027	30,434
170,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	183,168
98,500	Hess Corp., Sr. Unsecd. Note, 7.300%, 8/15/2031	113,145
121,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	126,745
90,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	95,637
	TOTAL	600,526
	Energy - Integrated—0.1%
97,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	63,240
155,500	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.234%, 11/6/2028	156,498
24,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	24,416
180,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	122,049
150,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	121,675
	TOTAL	487,878
	Energy - Midstream—1.4%
93,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	93,178
220,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	222,674
129,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	127,419
80,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 8/1/2033	68,705
700,000	Enbridge, Inc., Sr. Unsecd. Note, 4.900%, 6/20/2030	715,613
141,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	142,734
340,000	Energy Transfer LP, Sr. Unsecd. Note, 5.200%, 4/1/2030	350,208
149,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	151,407
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	262,358
138,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.950%, 2/1/2041	145,487
23,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	24,161
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 100,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.000%, 2/1/2029	$ 102,316
421,500	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	424,348
100,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	91,227
203,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	202,208
270,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	288,924
271,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	247,515
333,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	318,801
225,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	224,050
179,000	Tennessee Gas Pipeline Co. LLC, Sr. Unsecd. Note, 7.000%, 3/15/2027	185,527
372,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	379,752
80,000	Williams Cos., Inc., Sr. Unsecd. Note, 8.750%, 3/15/2032	97,055
	TOTAL	4,865,667
	Energy - Oil Field Services—0.2%
315,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	312,308
103,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	92,090
138,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 2.650%, 6/26/2030	129,324
500	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	468
	TOTAL	534,190
	Energy - Refining—0.1%
198,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	169,240
19,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	18,928
10,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	11,447
	TOTAL	199,615
	Financial Institution - Banking—5.1%
85,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	85,262
637,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	658,884
755,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	680,937
627,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	575,369
852,500	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	888,066
144,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	129,348
105,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.650%, 1/28/2031	92,930
379,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	379,140
184,500	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	193,103
263,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	250,475
655,000	Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	654,890
381,500	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	383,954
127,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	131,980
428,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	398,059
302,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	315,052
70,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	71,129
307,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	322,223
276,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	271,156
340,000	FNB Corp. (PA), 5.722%, 12/11/2030	346,982
1,139,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	1,038,555
245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	244,146
378,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	375,783
1,316,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	1,363,927
340,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.500%, 10/15/2040	354,333
495,000	JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	512,052
260,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	282,411
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 324,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	$ 344,176
174,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	188,775
327,000	Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	324,154
637,000	Morgan Stanley, Sr. Unsecd. Note, 5.297%, 4/20/2037	647,956
751,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	780,646
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	514,242
792,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	821,399
310,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	323,183
250,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	255,358
297,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	312,420
160,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	170,255
212,000	U.S. Bancorp, 4.967%, 7/22/2033	213,592
433,000	U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	448,452
1,314,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,283,901
475,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	482,389
	TOTAL	18,111,044
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
140,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	143,228
100,500	Charles Schwab Corp., Sr. Unsecd. Note, 3.250%, 5/22/2029	97,897
287,500	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	303,426
12,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	12,002
	TOTAL	556,553
	Financial Institution - Finance Companies—0.2%
346,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	335,443
123,000	Air Lease Corp., Sr. Unsecd. Note, 3.125%, 12/1/2030	113,981
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	224,036
180,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	186,552
	TOTAL	860,012
	Financial Institution - Insurance - Health—0.3%
218,000	Centene Corp., 2.500%, 3/1/2031	188,259
430,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	443,700
592,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	607,853
	TOTAL	1,239,812
	Financial Institution - Insurance - Life—0.9%
258,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	269,737
500,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 4.850%, 6/6/2030	506,482
55,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	61,808
363,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 3.375%, 4/15/2050	245,382
313,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	328,396
201,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	268,119
318,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	220,710
180,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	183,823
192,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	213,339
508,500	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	463,209
189,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	168,761
230,000	Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	208,749
	TOTAL	3,138,515
	Financial Institution - Insurance - P&C—0.6%
218,500	American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	224,713
93,000	Aon North America, Inc., 5.750%, 3/1/2054	92,528
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 200,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	$ 203,045
375,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 4.650%, 8/15/2029	383,284
379,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	392,565
205,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	209,110
25,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	33,431
115,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	126,764
500,000	Travelers Cos., Inc., Sr. Unsecd. Note, 5.700%, 7/24/2055	510,603
	TOTAL	2,176,043
	Financial Institution - REIT - Apartment—0.4%
333,500	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	330,918
483,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	488,991
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	313,159
219,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	189,614
90,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 7/1/2027	89,232
	TOTAL	1,411,914
	Financial Institution - REIT - Healthcare—0.2%
255,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	223,654
178,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	178,256
436,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	405,539
	TOTAL	807,449
	Financial Institution - REIT - Office—0.1%
355,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	354,459
67,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	66,229
	TOTAL	420,688
	Financial Institution - REIT - Other—0.2%
165,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	167,016
105,000	ProLogis LP, Sr. Unsecd. Note, 5.250%, 6/15/2053	99,774
240,000	WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	240,280
220,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	227,054
	TOTAL	734,124
	Financial Institution - REIT - Retail—0.2%
420,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	416,353
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	120,224
155,000	Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	156,943
	TOTAL	693,520
	Technology—2.9%
185,500	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	125,560
1,000,000	Alphabet, Inc., Sr. Unsecd. Note, 5.450%, 11/15/2055	980,967
617,000	Apple, Inc., 1.650%, 5/11/2030	561,033
25,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	24,693
875,000	Apple, Inc., Sr. Unsecd. Note, 3.950%, 8/8/2052	694,069
280,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	287,118
125,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 4.450%, 9/9/2034	124,623
179,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	178,266
250,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	259,362
500,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	518,738
341,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	336,470
230,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	236,439
217,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	219,433
275,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	281,814
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 60,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	$ 44,495
250,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	251,213
43,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	44,384
272,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	243,576
114,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	102,169
234,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	234,206
161,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	162,737
410,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	406,398
300,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	312,870
235,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	238,425
249,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	249,066
190,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	193,716
106,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	97,856
363,000		Oracle Corp., Sr. Unsecd. Note, 4.000%, 11/15/2047	249,269
196,000		Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	188,629
1,000,000		Qualcomm, Inc., Sr. Unsecd. Note, 5.000%, 5/20/2035	1,015,426
371,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	335,627
160,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	172,279
328,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	298,605
321,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	320,364
197,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	191,667
		TOTAL	10,181,562
		Transportation - Railroads—0.3%
180,500		Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 4.450%, 3/15/2043	160,499
136,000	[2]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	127,991
180,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	176,486
517,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	483,979
		TOTAL	948,955
		Transportation - Services—0.4%
150,500		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	152,469
275,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	289,613
463,500		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	476,727
190,000		Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	193,940
135,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	139,274
298,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	306,924
		TOTAL	1,558,947
		Utility - Electric—2.0%
279,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	265,213
376,500		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	395,399
230,000		Commonwealth Edison Co., 3.650%, 6/15/2046	175,713
195,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	164,207
440,500		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	470,090
252,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	243,139
325,000		Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	323,927
389,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	343,422
83,000		Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	89,834
250,000		EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	237,948
275,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	297,940
300,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	299,030
500,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.375%, 9/30/2030	497,886
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 77,000	Exelon Corp., Bond, 7.600%, 4/1/2032	$ 88,687
262,500	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	202,554
190,000	FirstEnergy Corp., Sr. Unsecd. Note, Series B, 3.900%, 7/15/2027	189,242
600,000	MidAmerican Energy Co., 5.500%, 11/15/2056	587,063
40,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 4.150%, 12/15/2032	39,098
231,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	230,676
583,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	536,152
437,000	NiSource, Inc., Sr. Unsecd. Note, 1.700%, 2/15/2031	383,472
200,000	Peco Energy Co., 2.800%, 6/15/2050	125,168
277,500	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	248,176
30,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	30,824
215,000	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	214,425
348,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 2.400%, 3/30/2032	309,364
192,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	182,361
	TOTAL	7,171,010
	Utility - Natural Gas—0.0%
100,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	104,105
	Utility - Natural Gas Distributor—0.2%
280,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	284,485
435,000	Southern Co. Gas Capital, Sr. Unsecd. Note, Series 20-A, 1.750%, 1/15/2031	384,866
	TOTAL	669,351
	TOTAL CORPORATE BONDS (IDENTIFIED COST $84,576,567)	85,718,727
	MORTGAGE-BACKED SECURITIES—3.1%
	Federal Home Loan Mortgage Corporation—2.2%
4,161,405	Federal Home Loan Mortgage Corp., Pool SD8193, 2.000%, 2/1/2052	3,373,677
2,476,179	Federal Home Loan Mortgage Corp., Pool SD8213, 3.000%, 5/1/2052	2,196,241
2,505,029	Federal Home Loan Mortgage Corp., Pool SD8242, 3.000%, 9/1/2052	2,221,047
	TOTAL	7,790,965
	Federal National Mortgage Association—0.9%
1,731,793	Federal National Mortgage Association, Pool FS4947, 4.000%, 1/1/2053	1,651,713
1,525,918	Federal National Mortgage Association, Pool FS6809, 5.500%, 2/1/2054	1,552,451
	TOTAL	3,204,164
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,667,913)	10,995,129
	ASSET-BACKED SECURITIES—2.4%
	Auto Receivables—1.1%
104,784	BMW Vehicle Lease Trust 2024-1, Class A3, 4.980%, 3/25/2027	105,104
100,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	100,782
52,066	Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	52,488
325,000	Enterprise Fleet Financing LLC 2025-2, Class A4, 4.580%, 12/22/2031	330,141
600,000	Honda Auto Receivables Owner Trust 2025-2, Class A4, 4.280%, 8/15/2031	606,713
750,000	Navistar Financial Dealer Note Master Trust 2024-1, Class A, 5.590%, 4/25/2029	753,727
874,609	SBNA Auto Lease Trust 2024-C, Class A3, 4.560%, 2/22/2028	876,807
1,000,000	Toyota Lease Owner Trust 2024-B, Class A3, 4.210%, 9/20/2027	1,001,809
169,104	World OMNI Select Auto Trust 2024-A, Class A3, 4.860%, 3/15/2029	170,058
	TOTAL	3,997,629
	Credit Card—0.2%
500,000	American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	509,436
175,000	First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	178,496
	TOTAL	687,932
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—1.1%
$ 300,000		Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	$ 300,808
1,000,000		DLLAD LLC 2024-1A, Class A3, 5.300%, 7/20/2029	1,021,483
1,000,000		John Deere Owner Trust 2024-B, Class A3, 5.200%, 3/15/2029	1,014,202
1,000,000		John Deere Owner Trust 2024-C, Class A3, 4.060%, 6/15/2029	1,003,414
650,000		Volvo Financial Equipment LLC 2024-1A, Class A3, 4.290%, 10/16/2028	653,195
		TOTAL	3,993,102
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,599,224)	8,678,663
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
		Commercial Mortgage—0.7%
1,000,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 10/15/2057	1,005,413
140,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	143,461
500,000	[2]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.343% (CME Term SOFR 1 Month +1.593%), 11/15/2039	499,999
850,000	[2]	ORL Trust 2024-GLKS, Class B, 5.642% (CME Term SOFR 1 Month +1.892%), 12/15/2039	851,851
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,497,967)	2,500,724
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Sovereign—0.6%
AUD 750,000		Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029	474,496
COP 3,500,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	810,049
BRL 5,000,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2031	801,292
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,138,638)	2,085,837
		PURCHASED CALL OPTIONS—0.0%
$ 3,000,000		Bank of America Merrill Lynch USD CALL/COP PUT, Notional Amount $11,304,630,000, Exercise Price $3975, Expiration Date 2/4/2026	20,919
100,000		United States Treasury, 0.000%, Notional Amount $11,243,750, Exercise Price $113, Expiration Date 1/24/2026	23,437
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $115,649)	44,356
		PURCHASED PUT OPTION—0.0%
2,000,000		Toronto Dominion USD PUT/CAD CALL, Notional Amount $2,740,000, Exercise Price $1.385, Expiration Date 1/29/2026 (IDENTIFIED COST $19,200)	23,976
		EXCHANGE-TRADED FUNDS—10.6%
239,020		iShares MBS ETF	22,759,484
318,620		Vanguard Mortgage-Backed Securities ETF	15,000,630
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $36,875,295)	37,760,114
		INVESTMENT COMPANIES—26.7%
362,434		Bank Loan Core Fund	3,106,054
1,219,012		Emerging Markets Core Fund	11,068,631
3,966,758		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[3]	3,966,758
1,919,700		High Yield Bond Core Fund	11,019,079
5,435,054		Mortgage Core Fund	46,089,255
2,187,061		Project and Trade Finance Core Fund	19,508,586
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $92,391,196)	94,758,363
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $349,799,533)[4]	355,923,864
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(363,389)
		NET ASSETS—100%	$355,560,475
Semi-Annual Financial Statements and Additional Information

At December 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	50	$5,779,688	March 2026	$(14,553)
United States Treasury Notes 2-Year Long Futures	300	$62,636,719	March 2026	$15,901
United States Treasury Ultra Bond Long Futures	17	$2,006,000	March 2026	$(1,915)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(567)
At December 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
1/15/2026	Wells Fargo	1,000,000	EUR	$1,176,073	$(316)
1/15/2026	Wells Fargo	2,000,000	GBP	$2,668,896	$26,978
Contracts Sold:
1/15/2026	Morgan Stanley	2,000,000	GBP	$2,683,530	$(12,344)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$14,318
At December 31, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 12/31/2025[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Merrill Lynch	CDX Index NA IG Series 45	Buy	1.000%	12/20/2030	0.50%	$15,000,000	$(340,218)	$(339,121)	$(1,097)
At December 31, 2025, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of America	USD CALL/COP PUT	(5,000,000)	$5,000,000	February 2026	$4,175.00	$(8,050)
Barclays	EUR CALL/USD PUT	(2,000,000)	$2,000,000	January 2026	$1.18	$(6,200)
Morgan Stanley	GBP CALL/USD PUT	(1,500,000)	$1,500,000	March 2026	$1.35	$(15,318)
Toronto Dominion	USD CALL/CAD PUT	(2,000,000)	$2,000,000	January 2026	$1.40	$(986)
UBS	USD CALL/NOK PUT	(3,000,000)	$3,000,000	February 2026	$10.35	$(10,362)
Wells Fargo	United States Treasury	(450)	$93,948,047	January 2026	$104.63	$(42,187)
Wells Fargo	United States Treasury	(100)	$11,243,750	January 2026	$113.50	$(10,938)
Put Options:
Bank of America	USD PUT/COP CALL	(3,000,000)	$3,000,000	February 2026	$3,800.00	$(33,792)
Bank of America	USD PUT/CAD CALL	(2,000,000)	$2,000,000	January 2026	$1.37	$(9,748)
Barclays	GBP PUT/USD CALL	(3,000,000)	$3,000,000	March 2026	$1.33	$(17,946)
UBS	USD PUT/NOK CALL	(3,000,000)	$3,000,000	February 2026	$9.85	$(10,341)
UBS	USD PUT/CAD CALL	(2,000,000)	$2,000,000	January 2026	$1.36	$(4,590)
Wells Fargo	United States Treasury	(100)	$11,243,750	January 2026	$112.00	$(26,563)
(Premium Received $351,424)						$(197,021)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, the value of Written Option Contracts and Swaps Contracts is included in “Other Assets and Liabilities–Net.”
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Affiliates	Value as of 6/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2025	Shares Held as of 12/31/2025	Dividend Income
Bank Loan Core Fund	$605,948	$2,500,000	$—	$106	$—	$3,106,054	362,434	$34,292
Emerging Markets Core Fund	$10,054,366	$700,000	$—	$314,265	$—	$11,068,631	1,219,012	$577,338
Federated Hermes Government Obligations Fund, Premier Shares, 3.68%	$3,445,277	$42,676,546	$(42,155,065)	$—	$—	$3,966,758	3,966,758	$69,815
High Yield Bond Core Fund	$10,242,815	$700,000	$—	$76,264	$—	$11,019,079	1,919,700	$329,329
Mortgage Core Fund	$45,273,997	$—	$—	$815,258	$—	$46,089,255	5,435,054	$1,139,666
Project and Trade Finance Core Fund	$12,975,426	$6,500,000	$—	$33,160	$—	$19,508,586	2,187,061	$583,296
TOTAL OF AFFILIATED TRANSACTIONS	$82,597,829	$53,076,546	$(42,155,065)	$1,239,053	$—	$94,758,363	15,090,019	$2,733,736

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures and options contracts.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$113,357,975	$—	$113,357,975
Corporate Bonds	—	85,718,727	—	85,718,727
Mortgage-Backed Securities	—	10,995,129	—	10,995,129
Asset-Backed Securities	—	8,678,663	—	8,678,663
Commercial Mortgage-Backed Securities	—	2,500,724	—	2,500,724
Foreign Governments/Agencies	—	2,085,837	—	2,085,837
Purchased Call Options	23,437	20,919	—	44,356
Purchased Put Option	—	23,976	—	23,976
Exchange-Traded Funds	37,760,114	—	—	37,760,114
Investment Companies	75,249,777	—	—	75,249,777
Other Investments[1]	—	—	—	19,508,586
TOTAL SECURITIES	$113,033,328	$223,381,950	$—	$355,923,864
Other Financial Instruments:
Assets
Futures Contracts	$15,901	$—	$—	$15,901
Foreign Exchange Contracts	—	26,978	—	26,978
Liabilities
Futures Contracts	(16,468)	—	—	(16,468)
Foreign Exchange Contracts	—	(12,660)	—	(12,660)
Swap Contracts	—	(340,218)	—	(340,218)
Written Options Contracts	(79,688)	(117,333)	—	(197,021)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(80,255)	$(443,233)	$—	$(523,488)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $19,508,586 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above. The price of shares redeemed of Federated Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
COP	—Colombian Peso
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited)	Year Ended	Period Ended
	12/31/2025	6/30/2025	6/30/2024[1]
Net Asset Value, Beginning of Period	$25.08	$24.64	$25.00
Income From Investment Operations:
Net investment income (loss)[2]	0.60	1.12	0.55
Net realized and unrealized gain (loss)	0.29	0.39	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	0.89	1.51	0.17
Less Distributions:
Distributions from net investment income	(0.61)	(1.07)	(0.53)
Net Asset Value, End of Period	$25.36	$25.08	$24.64
Total Return[3]	3.59%	6.24%	0.71%
Ratios to Average Net Assets:
Net expenses[4]	0.37%[5]	0.37%	0.37%[5]
Net investment income	4.71%[5]	4.50%	4.56%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.11%	0.14%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$355,560	$326,553	$95,118
Portfolio turnover[7]	21%	88%	63%

1	Reflects operations for the period from January 3, 2024 (commencement of operations) to June 30, 2024.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $94,758,363 of investments in affiliated holdings* (identified cost $349,799,533, including $92,391,196 of identified cost in affiliated holdings)	355,923,864
Due from broker (Note 2)	1,497
Income receivable	1,754,517
Income receivable from affiliated holdings	476,455
Receivable for investments sold	15,003,750
Unrealized appreciation on foreign exchange contracts	26,978
Total Assets	373,187,061
Liabilities:
Payable for investments purchased	14,660,692
Written options outstanding, at value (premium received $351,424)	197,021
Unrealized depreciation on foreign exchange contracts	12,660
Payable to bank	226,272
Payable for variation margin on futures contracts	38,403
Payable for periodic payments to swap contracts	4,167
Swaps, at value (premium received $339,121)	340,218
Income distribution payable	2,034,302
Payable for investment adviser fee (Note 5)	112,851
Total Liabilities	17,626,586
Net assets for 14,020,000 shares outstanding	$355,560,475
Net Assets Consist of:
Paid-in capital	$353,553,191
Total distributable earnings (loss)	2,007,284
Net Assets	$355,560,475
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$355,560,475 ÷ 14,020,000 shares outstanding, no par value, unlimited shares authorized	$25.36

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended December 31, 2025 (unaudited)

Investment Income:
Interest	$4,993,758
Dividends (including $2,733,736 received from affiliated holdings* and net of foreign taxes withheld of $1,878)	3,629,940
TOTAL INCOME	8,623,698
Expenses:
Investment adviser fee (Note 5)	797,766
Waiver/reimbursement of investment adviser fee (Note 5)	(161,416)
Net expenses	636,350
Net investment income	7,987,348
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments	(182,707)
Net realized gain on in-kind redemptions	375,548
Net realized loss on foreign currency transactions	(147,602)
Net realized loss on foreign exchange contracts	(147,827)
Net realized loss on futures contracts	(82,701)
Net realized gain on written options	1,558,260
Net realized loss on swap contracts	(24,904)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $1,239,053 on investments in affiliated holdings*)	2,382,824
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(219)
Net change in unrealized appreciation of foreign exchange contracts	14,318
Net change in unrealized appreciation of futures contracts	(119,133)
Net change in unrealized depreciation of written options	206,926
Net change in unrealized depreciation of swap contracts	(1,097)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	3,831,686
Change in net assets resulting from operations	$11,819,034

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2025	Year Ended 6/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,987,348	$10,568,555
Net realized gain (loss)	1,348,067	(5,406,461)
Net change in unrealized appreciation/depreciation	2,483,619	3,986,150
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,819,034	9,148,244
Distributions to Shareholders	(8,237,266)	(10,561,066)
Share Transactions:
Proceeds from sale of shares	36,587,371	284,192,086
Cost of shares redeemed	(11,161,216)	(51,345,136)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,426,155	232,846,950
Change in net assets	29,007,923	231,434,128
Net Assets:
Beginning of period	326,552,552	95,118,424
End of period	$355,560,475	$326,552,552
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond ETF (the “Fund”). The Fund’s investment objective is to provide total return.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions),
Semi-Annual Financial Statements and Additional Information

transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $161,416 is disclosed in Note 5.
Semi-Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2024 and 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage sector/asset class and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment or loss that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap buy protection and sell protection contracts held by the Fund throughout the period was $8,142,857 and $0, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and income and to manage duration, country, currency, market, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either a specified amount of cash which is shown as due from broker in the Statement of Assets and Liabilities, or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $87,479,688 and $3,474,753, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $48,891 and $31,886, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and income and to manage currency, duration, market, sector/asset class and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
OTC written option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $29,837 and $27,650, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $134,335 and $140,763, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$567*
Interest rate contracts	Purchased options, within Investment in securities, at value	23,437		—
Interest rate contracts		—	Written options outstanding, at value	79,688
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	26,978	Unrealized depreciation on foreign exchange contracts	12,660
Foreign exchange contracts		—	Written options outstanding, at value	117,333
Foreign exchange contracts	Purchased options, within Investment in securities, at value	44,895		—
Credit contracts		—	Swaps, at value	340,218
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$95,310		$550,466

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$70,282	$—	$(329,304)	$1,076,488	$817,466
Equity contracts	—	(152,983)	—	—	—	(152,983)
Foreign exchange contracts	—	—	(147,827)	(142,024)	481,772	191,921
Credit contracts	(24,904)	—	—	—	—	(24,904)
TOTAL	$(24,904)	$(82,701)	$(147,827)	$(471,328)	$1,558,260	$831,500

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(184,040)	$—	$5,672	$121,437	$(56,931)
Equity contracts	—	64,907	—	—	—	64,907
Foreign exchange contracts	—	—	14,318	(15,514)	85,489	84,293
Credit contracts	(1,097)	—	—	—	—	(1,097)
TOTAL	$(1,097)	$(119,133)	$14,318	$(9,842)	$206,926	$91,172

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Semi-Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of December 31, 2025, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$26,978	$(316)	$—	$26,662

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$12,660	$(316)	$—	$12,344
Written Options Contracts	$197,021	$—	$—	$197,021
Swap Contracts	$340,218	$—	$—	$340,218
TOTAL	$549,899	$(316)	$—	$549,583
The Fund has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivative counterparties to reduce the risk that the Fund will not fulfill its payment obligation to its counterparties. This triggering feature includes, but is not limited to, a percentage decrease in the Fund’s net asset and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s MNA. The value of positions in a net liability position subject to credit risk contingent features is the “Net Amount” in the liability section per the preceding chart. If the feature were triggered at December 31, 2025, the Fund could be required to pay this amount in cash to its counterparties. Please see the chart above for collateral pledged against this net liability position as of December 31, 2025.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Six Months Ended 12/31/2025	Year Ended 6/30/2025
Shares sold	1,440,000	11,240,000
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(440,004)	(2,080,000)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	999,996	9,160,000
4. FEDERAL TAX INFORMATION
At December 31, 2025, the cost of investments for federal tax purposes was $349,799,533. The net unrealized appreciation of investments for federal tax purposes was $6,291,388. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $6,633,058 and unrealized depreciation from investments for those securities having an excess of cost over value of $341,670. The amounts presented are inclusive of derivative contracts.
As of June 30, 2025, the Fund had a capital loss carryforward of $5,232,597 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Semi-Annual Financial Statements and Additional Information

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$4,740,359	$492,238	$5,232,597
At June 30, 2025, for federal income tax purposes, the Fund had $27,784 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.47% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended December 31, 2025, the Adviser voluntarily waived $160,223 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended December 31, 2025, the Adviser reimbursed $1,193.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended December 31, 2025, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.37% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) September 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions, for the six months ended December 31, 2025, were as follows:
Purchases	$32,410,710
Sales	$27,323,334
Additionally, there were purchases and sales of $29,919,231 and $10,655,420, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be
Semi-Annual Financial Statements and Additional Information

satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the six months ended December 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the six months ended December 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–August 2023
FEDERATED HERMES TOTAL RETURN BOND ETF (THE “FUND”)
At its meetings in August 2023 (the “August Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated Investment Management Company (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its August Meetings an independent written evaluation of the Fund’s proposed management fee (the “New Fund CCO Fee Evaluation Report”). The Board considered the New Fund CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract. The CCO, in preparing the New Fund CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
In addition to the materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May 2023 meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s proposed investment objective and strategies; the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s projected profitability with respect to managing the Fund; anticipated distribution and sales activity for the Fund; and the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund
Semi-Annual Financial Statements and Additional Information

performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the August Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the August Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also evaluated the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that, although the Adviser had only been advising exchange-traded funds (“ETFs”) since 2021, the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with substantially similar strategies to those proposed for the Fund.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
Semi-Annual Financial Statements and Additional Information

The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history. The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes Total Return Bond Fund, which is also advised by the Adviser and uses investment strategies substantially similar to those proposed for the Fund (the “Total Return Bond Mutual Fund”). The Board also considered information comparing the Total Return Bond Mutual Fund’s performance to the Fund’s proposed benchmark and the Fund’s Peer Group. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the August Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to (i) traditional mutual funds with an institutional share class within the category of peer funds selected by Morningstar, Inc., an independent fund ranking organization, as provided by Broadridge (the “Peer Group”) and (ii) actively managed ETFs within the Peer Group. In this regard, the Board noted that the proposed contractual management fee rate of the Fund was above the median of the Peer Group, but the Board noted the proposed applicable waivers and reimbursements, and that the overall expense structure of the Fund was competitive in the context of other factors considered by the Board.
The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s view, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. The Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete. The Board also noted that most of the funds in the Fund’s Peer Group do not charge a unitary fee from which operational expenses are paid.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund
Semi-Annual Financial Statements and Additional Information

incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about the fees and expenses of the Total Return Bond Mutual Fund. The Board also reviewed information about differences between the Total Return Bond Mutual Fund and the Fund. The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those proposed for the Fund, including non-registered fund clients (such as institutional separate accounts) and a third-party unaffiliated registered fund for which the Adviser or an affiliate serves as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing a Federated Hermes Fund, such as the Fund, than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s proposed management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The Board also considered the CCO’s view that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance;
Semi-Annual Financial Statements and Additional Information

business continuity; cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future.
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of management fee breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Total Return Bond ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L404
Q456265 (2/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Total Return Bond ETF: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Total Return Bond ETF: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Total Return Bond ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Total Return Bond ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes ETF Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  February 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 23, 2026